Securities Sold Under Agreements To Repurchase And Collateral Pledged By Counterparties (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Securities Sold Under Agreements To Repurchase [Abstract]
Gross amounts of recognized liabilities	$ 562,214,000	$ 442,789,000
Gross amounts offset in the statement of Condition	0	0
Net amounts of liabilities presented in the Statement of Condition	562,214,000	442,789,000
Offsetting securities purchased under agreements to resell	(48,655,000)	(8,672,000)
Securities Collateral	(513,463,000)	(434,008,000)
Net amount	$ 96,000	$ 109,000